Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Aerospace & Defense - 5.3%
AAR Corp. (a)	19,536	$1,751,793
AeroVironment, Inc. (a)	7,675	2,416,781
Archer Aviation, Inc. - Class A (a)	15,063	144,303
Leonardo DRS, Inc.	9,882	448,643
Rocket Lab Corp. (a)	12,656	606,349
		5,367,869

Automobile Components - 1.3%
Modine Manufacturing Co. (a)	9,458	1,344,549

Banks - 7.2%
Axos Financial, Inc. (a)	13,790	1,167,324
Columbia Banking System, Inc.	42,679	1,098,557
First Horizon Corp.	88,400	1,998,724
Pinnacle Financial Partners, Inc.	14,077	1,320,282
Wintrust Financial Corp.	13,207	1,749,135
		7,334,022

Biotechnology - 7.2%
ADMA Biologics, Inc. (a)	55,960	820,374
BridgeBio Pharma, Inc. (a)	15,639	812,290
Cytokinetics, Inc. (a)	7,351	404,011
KalVista Pharmaceuticals, Inc. (a)	31,418	382,671
Madrigal Pharmaceuticals, Inc. (a)	2,272	1,042,075
Merus NV (a)	7,084	666,959
Palvella Therapeutics, Inc. (a)	5,414	339,404
Replimune Group, Inc. (a)	41,289	173,001
Rhythm Pharmaceuticals, Inc. (a)	6,880	694,811
Scholar Rock Holding Corp. (a)	23,433	872,645
Viking Therapeutics, Inc. (a)	20,730	544,784
Xenon Pharmaceuticals, Inc. (a)	14,994	602,009
		7,355,034

Broadline Retail - 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	9,460	1,214,664

Chemicals - 0.8%
Avient Corp.	24,148	795,677

Communications Equipment - 1.1%
Lumentum Holdings, Inc. (a)	7,021	1,142,387

Construction & Engineering - 9.7%
Comfort Systems USA, Inc.	4,073	3,360,958
Dycom Industries, Inc. (a)	3,844	1,121,526
Primoris Services Corp.	13,479	1,851,071
Sterling Infrastructure, Inc. (a)	10,310	3,502,101
		9,835,656

Diversified Telecommunication Services - 0.3%
AST SpaceMobile, Inc. (a)	5,679	278,725

Electrical Equipment - 1.4%
Powell Industries, Inc.	4,519	1,377,436

Electronic Equipment, Instruments & Components - 6.2%
Coherent Corp. (a)	15,798	1,701,761
Fabrinet (a)	6,191	2,257,362
Itron, Inc. (a)	15,088	1,879,361
Powerfleet, Inc. (a)	90,913	476,384
		6,314,868

Financial Services - 0.5%
Walker & Dunlop, Inc.	6,149	514,179

Health Care Equipment & Supplies - 5.2%
ICU Medical, Inc. (a)	6,569	788,017
Integer Holdings Corp. (a)	11,248	1,162,256
iRhythm Technologies, Inc. (a)	4,439	763,464
Merit Medical Systems, Inc. (a)	30,386	2,529,027
		5,242,764

Health Care Providers & Services - 4.0%
GeneDx Holdings Corp. (a)	11,783	1,269,500
Guardant Health, Inc. (a)	11,444	715,021
HealthEquity, Inc. (a)	6,109	578,950
RadNet, Inc. (a)	20,042	1,527,401
		4,090,872

Health Care Technology - 0.6%
Waystar Holding Corp. (a)	16,555	627,766

Hotel & Resort REITs - 1.1%
Ryman Hospitality Properties, Inc.	12,330	1,104,645

Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	17,897	1,547,195
Churchill Downs, Inc.	4,370	423,934
Dutch Bros, Inc. - Class A (a)	11,908	623,265
		2,594,394

Household Durables - 1.3%
Installed Building Products, Inc.	5,290	1,304,831

Independent Power and Renewable Electricity Producers - 1.6%
Talen Energy Corp. (a)	3,768	1,602,832

Insurance - 1.5%
Skyward Specialty Insurance Group, Inc. (a)	31,827	1,513,692

Life Sciences Tools & Services - 0.5%
Adaptive Biotechnologies Corp. (a)	35,228	527,011

Machinery - 2.8%
Crane Co.	6,369	1,172,788
Esab Corp.	7,472	834,921
Federal Signal Corp.	7,151	850,897
		2,858,606

Media - 1.0%
Magnite, Inc. (a)	48,030	1,046,093

Metals & Mining - 2.5%
Carpenter Technology Corp.	5,683	1,395,404
Ramaco Resources, Inc. - Class A (a)	35,113	1,165,400
		2,560,804

Oil, Gas & Consumable Fuels - 2.1%
Gulfport Energy Corp. (a)	6,584	1,191,573
Matador Resources Co.	21,525	967,118
		2,158,691

Passenger Airlines - 0.2%
Joby Aviation, Inc. (a)	11,270	181,898

Personal Care Products - 0.8%
elf Beauty, Inc. (a)	6,154	815,282

Pharmaceuticals - 3.7%
Amneal Pharmaceuticals, Inc. (a)	109,447	1,095,564
ANI Pharmaceuticals, Inc. (a)	13,411	1,228,448
Axsome Therapeutics, Inc. (a)	11,540	1,401,533
		3,725,545

Professional Services - 2.3%
ExlService Holdings, Inc. (a)	26,372	1,161,159
Parsons Corp. (a)	13,962	1,157,729
		2,318,888

Retail REITs - 1.0%
Curbline Properties Corp.	43,756	975,759

Semiconductors & Semiconductor Equipment - 6.5%
Credo Technology Group Holding Ltd. (a)	10,578	1,540,263
MACOM Technology Solutions Holdings, Inc. (a)	14,880	1,852,411
Rambus, Inc. (a)	31,270	3,258,334
		6,651,008

Software - 7.1%
AvePoint, Inc. (a)	80,391	1,206,669
Clearwater Analytics Holdings, Inc. - Class A (a)	54,138	975,567
CommVault Systems, Inc. (a)	6,918	1,305,980
Core Scientific, Inc. (a)(b)	10,823	194,165
D-Wave Quantum, Inc. (a)	10,256	253,426
Gitlab, Inc. - Class A (a)	15,570	701,896
IREN Ltd. (a)(b)	29,449	1,382,041
Q2 Holdings, Inc. (a)	9,840	712,317
Terawulf, Inc. (a)	43,949	501,897
		7,233,958

Specialty Retail - 2.4%
Boot Barn Holdings, Inc. (a)	6,754	1,119,273
Burlington Stores, Inc. (a)	5,030	1,280,135
		2,399,408

Technology Hardware, Storage & Peripherals - 0.7%
IonQ, Inc. (a)	11,093	682,220

Trading Companies & Distributors - 5.1%
Applied Industrial Technologies, Inc.	8,844	2,308,726
FTAI Aviation Ltd.	11,503	1,919,391
McGrath RentCorp	8,008	939,338
		5,167,455
TOTAL COMMON STOCKS (Cost $80,694,229)		100,259,488
SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Money Market Funds – 1.5% First American Government Obligations Fund - Class X, 4.05%(c)	1,560,412	1,560,412
TOTAL SHORT-TERM INVESTMENTS (Cost $1,560,412)		1,560,412

TOTAL INVESTMENTS - 100.2% (Cost $82,254,641)		101,819,900
Liabilities in Excess of Other Assets - (0.2)%		(190,234)
TOTAL NET ASSETS - 100.0%		$101,629,666
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $1,560,406 which represented 1.5% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Chartwell Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$100,259,488	$–	$–	$100,259,488
Money Market Funds	1,560,412	–	–	1,560,412
Total Investments	$101,819,900	$–	$–	$101,819,900

Refer to the Schedule of Investments for further disaggregation of investment categories.